Summary of significant accounting policies - Foreign currency translation, property and equipment, intangible assets and Special contribution for defense of the Republic of Cyprus (Details)	12 Months Ended
	Dec. 31, 2021 $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2021 $ / ₽	Dec. 31, 2020 RUB (₽)
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate	1.132	1.228	0.0134	0.0135
Average useful economic life of intangible assets	4 years	4 years
Special contribution for defense fund	70	17
Computer hardware | Minimum.
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	2 years
Computer hardware | Maximum.
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	5 years
Furniture, fixtures and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	5 years